Goodwill And Other Intangible Assets - Schedule of Estimated Annual Amortization Expense (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2024	$ 275
2025	1,100
2026	1,100
2027	367
Total expected amortization expense	$ 2,842